SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	  Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman & Chief Executive Officer
Phone: (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			July 6, 2009
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	108

Form 13F Information Table Value Total:	124,974
			   (thousands)

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
FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Aes Corporation      Common          00130H105      542     46,685 SOLE                 45,960               725
Akamai Technologies  Common          00971T101    1,232     64,212 SOLE                 63,137             1,075
Amphenol Corp.       Class A         032095101      571     18,055 SOLE                 18,055                 0
Anadarko Petroleum   Common          032511107      394      8,675 SOLE                  8,175               500
Anchor BanCorp WI    Common          032839102       14     11,145 SOLE                 11,145                 0
Apple Computer Inc   Common          037833100    2,664     18,705 SOLE                 18,375               330
Applied Materials    Common          038222105    1,122    101,905 SOLE                 99,755             2,150
Bank of America      Common          060505104    1,790    135,626 SOLE                132,851             2,775
Brookfield Asset Mgm CL A Ltd Vt SH  112585104    1,491     87,324 SOLE                 85,065             2,259
Cameco Corp          Common          13321l108    2,035     79,480 SOLE                 78,155             1,325
Cardinal Health      Common          14149Y108    1,160     37,985 SOLE                 36,945             1,040
Cerner Corp          Common          156782104    2,048     32,880 SOLE                 32,060               820
Chesapeake Energy    Common          165167107      618     31,170 SOLE                 31,030               140
Chubb Corp           Common          171232101      225      5,630 SOLE                  5,230               400
Cisco Systems Inc    Common          17275R102    3,425    183,670 SOLE                179,895             3,775
Comcast Corp.        Class A         20030N101    1,879    129,924 SOLE                126,839             3,085
Conocophillips       Common          20825C104    1,098     26,096 SOLE                 25,521               575
Constellation Brands Class A         21036P108    1,351    106,575 SOLE                106,150               425
Dell Inc             Common          24702R101      235     17,100 SOLE                 17,100                 0
Discovery Communicat Class A         25470F104    1,370     60,844 SOLE                 59,359             1,485
Dr Pepper Snapple    Common          26138e109    1,841     86,895 SOLE                 85,175             1,720
Duff & Phelps Utils  Common          23325P104       96     12,000 SOLE                 12,000                 0
Ebay Inc             Common          278642103    1,553     90,640 SOLE                 88,520             2,120
El Paso Corp.        Common          28336L109    1,677    181,740 SOLE                177,260             4,480
Electronic Arts      Common          285512109    1,486     68,420 SOLE                 66,700             1,720
EMC Corporation      Common          268648102    2,382    181,862 SOLE                178,012             3,850
Encana Corp          Common          292505104      879     17,770 SOLE                 17,095               675
Ensco Intl Inc       Common          26874Q100      257      7,375 SOLE                  7,375                 0
EOG Resources Inc    Common          26875P101      676      9,955 SOLE                  9,555               400
Exxon Mobil          Common          30231G102      406      5,811 SOLE                  5,811                 0
Forest Labs          Common          345838106    1,954     77,825 SOLE                 75,620             2,205
Gamestop Corp        Class A         36467W109      294     13,375 SOLE                 12,125             1,250
General Cable Corp   Common          369300108    1,661     44,200 SOLE                 42,700             1,500
General Electric     Common          369604103    1,643    140,182 SOLE                137,732             2,450
Goldman Sachs Group  Common          38141G104      995      6,750 SOLE                  6,500               250
Google Inc.          Class A         38259P508    2,486      5,896 SOLE                  5,621               275
H & R Block Inc      Common          093671105    1,021     59,260 SOLE                 57,545             1,715
Hatteras Financial   Common          41902R103      345     12,050 SOLE                 12,050                 0
Heinz, H.J. Co.      Common          423074103    1,269     35,535 SOLE                 34,600               935
Honeywell Intl       Common          438516106    1,707     54,355 SOLE                 52,805             1,550
Intel Corp.          Common          458140100    2,169    131,030 SOLE                128,280             2,750
Intl Game Tech.      Common          459902102      550     34,570 SOLE                 34,020               550
Barclay Bank PLC     Etn Ipth Ntrl   06739H644    1,279     76,595 SOLE                 75,055             1,540
Ishares              Barclys 1-3yr C 464288646      204      1,980 SOLE                  1,980                 0
Ishares              Barclys Tips BD 464287176    1,168     11,490 SOLE                 11,490                 0
Ishares Goldman Sach S&P NA Nat RES  464287374      510     18,400 SOLE                 18,350                50
Ishares Fund         Iboxx Inv CPBD  464287242      920      9,175 SOLE                  9,175                 0
Ishares Fund         MSCI Brazil     464286400      888     16,760 SOLE                 16,435               325
Ishares Fund         MSCI Emerg Mkt  464287234    2,952     91,604 SOLE                 89,514             2,090
Ishares Fund         MSCI Emu Index  464286608      404     13,330 SOLE                 13,330                 0
Ishares Index        MSCI Utd KingD  464286699      673     50,930 SOLE                 50,030               900
Ishares Trust        Nasdq Bio Indx  464287556      226      3,100 SOLE                  3,100                 0
Ishares Index Fund   Russell 1000 Va 464287598    1,327     27,875 SOLE                 26,990               885
Ishares Fund         Rusl 2000 Valu  464287630    1,585     34,055 SOLE                 33,480               575
Ishares Fund         Russell Mcp Gr  464287481    2,119     58,125 SOLE                 56,710             1,415
Ishares Midcap       Russell Mcp Vl  464287473    2,403     82,919 SOLE                 80,954             1,965
Ishares Fund         S&P Gbl Hlthcr  464287325      755     17,505 SOLE                 17,505                 0
Ishares Fund         S&P Natl Mun B  464288414      249      2,500 SOLE                  2,500                 0
Johnson & Johnson    Common          478160104    2,327     40,974 SOLE                 40,274               700
Joy Global Inc       Common          481165108    1,384     38,745 SOLE                 37,805               940
JP Morgan Securities Common          46625H100      256      7,502 SOLE                  7,502                 0
KBW Regional Banking ETF             78464A698      957     52,475 SOLE                 51,250             1,225
Magna Intl Inc       Class A         559222401      292      6,915 SOLE                  6,915                 0
Marathon Oil Corp    Common          565849106      369     12,245 SOLE                 12,105               140
Market Vectors ETF T Mktvec Intmuetf 57060U845      218     10,625 SOLE                 10,625                 0
Mkt Vestors-Agribusi Agribus ETF     57060U605      440     12,765 SOLE                 12,140               625
Marshall & Ilsley    Common          571837103      106     21,993 SOLE                 21,993                 0
Microsoft Corp.      Common          594918104    3,947    166,046 SOLE                162,346             3,700
Mosaic Company       Common          61945A107      539     12,160 SOLE                 11,685               475
NII Holdings Inc     Class B New     62913F201    2,152    112,865 SOLE                110,235             2,630
Noble Energy Inc     Common          655044105      327      5,550 SOLE                  5,175               375
Novartis             Sponsored ADR   66987V109    2,010     49,285 SOLE                 48,285             1,000
Novo Nordisk A/S     ADR             670100205      762     14,000 SOLE                 13,275               725
NRG Energy Inc       Common New      629377508    1,541     59,360 SOLE                 57,110             2,250
NYSE Euronext        Common          629491101    1,664     61,060 SOLE                 59,775             1,285
Occidental Petro.    Common          674599105      340      5,170 SOLE                  4,770               400
Pepsico, Inc.        Common          713448108    1,509     27,449 SOLE                 26,749               700
Petroleo Brasileiro  Sponsored ADR   71654V408    1,477     36,050 SOLE                 34,900             1,150
Pfizer, Inc.         Common          717081103      158     10,548 SOLE                 10,248               300
Plains Exploration & Common          726505100      222      8,115 SOLE                  8,115                 0
Powershares Cleantec Cleantech Port  73935X278      454     22,075 SOLE                 21,250               825
Powershares Portfoli Insur Natl Mun  73936t474    1,435     64,075 SOLE                 64,075                 0
Powershares ETF Trus Prvt Eqty Port  73935X195    1,440    196,430 SOLE                192,395             4,035
Powershares ETF Trus Water Resource  73935X575    1,658    112,624 SOLE                110,724             1,900
Precision Castparts  Common          740189105    2,582     35,355 SOLE                 34,755               600
Proshares Tr         Pshs Ulsht SP50 74347R883      360      6,500 SOLE                  6,500                 0
Qualcomm Inc.        Common          747525103    2,533     56,045 SOLE                 55,295               750
Quanta Services      Common          74762E102      617     26,690 SOLE                 25,915               775
Safeway Stores       Common New      786514208    1,528     74,996 SOLE                 73,366             1,630
Sepracor Inc.        Common          817315104    1,491     85,960 SOLE                 83,900             2,060
Spdr Series Trust    Brclys Yld ETF  78464A417      387     11,000 SOLE                 11,000                 0
Spdr Series Trust    Shrt Term Muni  78464A425      453     19,125 SOLE                 19,125                 0
Spdr & S&P Biotech   S&P Biotech     78464a870    1,763     34,800 SOLE                 33,940               860
Starbucks Corp       Common          855244109      973     70,040 SOLE                 69,765               275
State Street Corp    Common          857477103      301      6,375 SOLE                  5,850               525
Stryker Corp         Common          863667101    1,552     39,042 SOLE                 38,267               775
Sysco Corp           Common          871829107    1,158     51,515 SOLE                 50,015             1,500
Thermo Fisher Scient Common          883556102    1,569     38,475 SOLE                 37,540               935
Transocean Inc       Common          H8817H100    1,971     26,535 SOLE                 26,070               465
U S Bancorp          Common New      902973304      243     13,546 SOLE                 13,546                 0
Union Pacific Corp   Common          907818108      483      9,275 SOLE                  8,575               700
Valero Energy Corp   Common          91913Y100      714     42,290 SOLE                 40,890             1,400
Vanguard BD Index Fd Short Trm Bond  921937827      306      3,870 SOLE                  3,870                 0
Visa Inc             Common CL A     92826C839      936     15,035 SOLE                 14,240               795
Walgreen Company     Common          931422109    1,707     58,058 SOLE                 57,008             1,050
Western Digital      Common          958102105    2,018     76,165 SOLE                 74,115             2,050
Wyeth                Common          983024100      676     14,900 SOLE                 13,900             1,000
Yumm Brands Inc      Common          988498101      396     11,880 SOLE                 10,880             1,000

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